Convertible notes (Details 3) - Convertible Notes ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Debt Instrument
Amortization of debt issuance costs	$ 146	¥ 927	¥ 912	$ 287	¥ 1,821	¥ 1,814
Total interest expense	4,083	25,948	24,243	7,983	50,734	48,039
KKR Notes
Debt Instrument
Notes interest incurred			13,488			26,638
Notes interest incurred	2,279	14,481		4,440	28,217
GM Notes
Debt Instrument
Notes interest incurred	$ 1,658	¥ 10,540	¥ 9,843	$ 3,256	¥ 20,696	¥ 19,587